Earning per unit and cash distributions	6 Months Ended
Jun. 30, 2019
Earning per unit and cash distributions
Earning per unit and cash distributions

17. Earning per unit and cash distributions

The calculation of basic and diluted earnings per unit are presented below:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars, except per unit numbers)	2019	2018	2019	2018
Net income	$6,156	$19,944	$20,291	$41,630
Adjustment for:
Preferred unitholders' interest in net income	3,378	3,003	6,742	5,663
Limited partners' interest in net income	2,778	16,941	13,549	35,967
Less: Dividends paid or to be paid (1)	(15,036)	(14,988)	(30,068)	(29,942)
Under (over) distributed earnings	(12,258)	1,953	(16,519)	6,025
Under (over) distributed earnings attributable to:
Common units public	(6,636)	1,053	(8,942)	3,252
Common units Höegh LNG	(774)	124	(1,044)	383
Subordinated units Höegh LNG	(4,848)	776	(6,533)	2,390
	(12,258)	1,953	(16,519)	6,025
Basic weighted average units outstanding (in thousands)
Common units public	17,978	17,827	17,962	17,790
Common units Höegh LNG	2,101	2,101	2,101	2,102
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	17,996	17,839	17,976	17,804
Common units Höegh LNG	2,101	2,101	2,101	2,102
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Earnings per unit (2):
Common unit public (basic and diluted)	$0.07	$0.50	$0.38	$1.07
Common unit Höegh LNG (basic and diluted) (3)	$0.10	$0.53	$0.44	$1.11
Subordinated unit Höegh LNG (basic and diluted) (3)	$0.10	$0.53	$0.44	$1.11
(1)

Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.

(2)

Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended for to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding; however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same for the period ended June 30, 2019.

(3)

Includes total amounts attributable to incentive distributions rights of $399 and $798 for the three and six months ended June 30, 2019, respectively, of which $55 and $110 for the three and six months ended June 30, 2019, respectively, were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $344 and $688 for the three and six months ended June 30, 2019, respectively, were attributed to subordinated units owned by Höegh LNG. For the three and six months ended June 30, 2018, total amounts attributable to incentive distributions rights of $398 and $795, of which $55 and $109 were attributed to common units owned by Höegh LNG and $343 and $685 were attributed to subordinated units owned by Höegh LNG.

Earnings per unit is calculated by dividing net income by the weighted average number of common and subordinated units outstanding during the applicable period.

The common unitholders’ and subordinated unitholders’ interest in net income are calculated as if all net income were distributed according to terms of the Partnership’s Second Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash, a contractual defined term, generally means all cash on hand at the end of the quarter after deduction for cash reserves established by the board of directors and the Partnership’s subsidiaries to i) provide for the proper conduct of the business (including reserves for future capital expenditures and for the anticipated credit needs); ii) comply with applicable law, any of the debt instruments or other agreements; iii) provide funds for payments on the Series A preferred units; and iv) provide funds for distributions to the unitholders for any one or more of the next four quarters. Therefore, the earnings per unit are not indicative of future cash distributions that may be made. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on derivative instruments and unrealized gains or losses on foreign exchange transactions.

During the subordination period, the common units will have the right under the Partnership Agreement to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3375 per unit, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. Distribution arrearages do not accrue on the subordinated units.

Distributions of available cash from operating surplus are to be made in the following manner for any quarter during the subordination period:

•	first, 100.0% to the common unitholders, pro rata, until the Partnership distributes for each outstanding common unit an amount equal to the minimum quarterly distribution of $0.3375 for that quarter;
•

second,  100.0% to the common unitholders, pro rata, until the Partnership distributes for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period; and

•	third, 100.0% to the subordinated unitholders, pro rata, until the Partnership distributes for each subordinated unit an amount equal to the minimum quarterly distribution of $0.3375 for that quarter.

In addition, Höegh LNG currently holds all the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash for operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

If for any quarter during the subordination period:

•	the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•

the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the holders of the IDRs in the following manner:

•	first, 100.0% to all common and subordinated unitholders, pro rata, until each such unitholder receives a total of $0.388125 per unit for that quarter (the “first target distribution”);
•

second,  85.0% to all common and subordinated unitholders, pro rata, and 15.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.421875 per unit for that quarter (the “second target distribution”);

•

third,  75.0% to all common and subordinated unitholders, pro rata, and 25.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.50625 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all common and subordinated unitholders, pro rata, and 50.0% to the holders of the IDRs, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assume that the Partnership does not issue additional classes of equity securities.